United States
Securities and Exchange Commission
Washington, DC 20549
Form 13F
Form 13F Cover Page
Report for the Calendar Year or Quarter Ended:  3/31/13
Check here if Amendment:  [    ]	Amendment number:  [    ]
This Amendment (check only one):
[    ] is a restatement.
[    ] adds new holdings entries.
Institutional Investment Manager filing this Report:
Name:	Cortland Associates, Inc.
Address:	8000 Maryland Avenue, Suite 730
St. Louis, MO  63105
13F File Number:  285546
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas R. Podlesny
Title:	Executive Vice President-Managing Director
Phone:	(314)  726-6164
Signature, Place, and Date of Signing:
/s/ Thomas R. Podlesny
St. Louis, Missouri
April 19, 2013
Report Type (Check only one):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
	List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	37
Form 13F Information Table Value Total:	$415,356
	(thousands)
List of Other Included Managers:  NONE

FORM 13F
NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

Item 1:
NAME OF ISSUER
   	Item 2:
TITLE OF CLASS
   	Item 3:
CUSIP NUMBER
   	Item 4:
FAIR MARKET VALUE
   	Item 5:
SHARES OF PRINCIPAL AMOUNT
   	Item 6:
INVESTMENT DISCRETION	Item 7:
MANAGERS SEE INSTR. V
   	Item 8:
VOTING AUTHORITY
(SHARES)
 	 	 	 	 	(a)
SOLE
   	(b)
SHARED AS DEFINED IN INSTR. V	(c)
SHARED-OTHER	 	(a)
SOLE
   	(b)
SHARED
   	(c)
NONE
1/100 BERKSHIRE HTWY CL	COM	084990175	2,657,000	1,700.00 X					1,400	0	300
ACURA PHARMACEUTICALS	COM	00509L703	94,000	44,050.00 X					44,050	0	0
ADVANCED OPTICAL IMAGING	COM	001034381	1,000	45,000.00 X					45,000	0	0
ALLIED HEALTHCARE PRODS	COM	019222108	27,000	10,000.00 X					0	0	10,000
ALTRIA GROUP INC.	COM	02209S103	292,000	8,490.00 X					0	0	8,490
ARCH COAL INC.	COM	039380100	82,000	15,000.00 X					15,000	0	0
BAIDU INC.	COM	056752108	5,913,000	67,412.00 X					33,412	0	34,000
BERKSHIRE HATHAWAY B	COM	084670702	294,000	2,815.00 X					1,325	0	1,490
CH ROBINSON WORLDWIDE	COM	12541W209	7,771,000	130,685.00 X					64,214	0	66,471
CVS CAREMARK CORP.	COM	126650100	24,127,000	438,744.00 X					216,824	0	221,920
CAPITAL ONE FINANCIAL	COM	14040H105	25,215,000	458,858.00 X					226,740	0	232,118
COGNIZANT TECH SOL CL A	COM	192446102	35,441,000	462,541.00 X					228,111	0	234,430
DANAHER CORP.	COM	235851102	46,760,000	752,373.00 X					369,748	0	382,625
EBAY INC.	COM	278642103	25,660,000	473,243.00 X					231,976	0	241,267
EMERSON ELECTRIC CO	COM	291011104	252,000	4,501.00 X					3,825	0	676
EXPRESS SCRIPTS HOLDING	COM	30219G108	78,282,000	1,358,583.00 X					637,291	0	721,292
FASTENAL CO.	COM	311900104	12,616,000	245,769.00 X					119,526	0	126,243
GABRIEL TECHNOLOGIES	COM	362447104	1,000	10,000.00 X					10,000	0	0
GOOGLE INC. CLASS A	COM	38259P508	17,712,000	22,301.00 X					10,951	0	11,350
IDEXX LABS INC.	COM	45168D104	10,058,000	108,860.00 X					53,325	0	55,535
INTERCONTINENTAL EXCHANG	COM	45865V100	20,331,000	124,674.00 X					61,185	0	63,489
INTL. BUSINESS MACHINES	COM	459200101	888,000	4,159.00 X					500	0	3,659
JOHNSON & JOHNSON	COM	478160104	446,000	5,459.00 X					4,120	0	1,339
MONSANTO CO.	COM	61166W101	18,360,000	173,806.00 X					86,524	0	87,282
PATRIOT MOTORCYCLES CORP	COM	70337D108	1,000	10,000.00 X					10,000	0	0
PEMBINA PIPELINE CORP.	COM	706327103	378,000	11,939.00 X					11,939	0	0
PHILIP MORRIS INTL. INC.	COM	718172109	884,000	9,531.00 X					0	0	9,531
PRAXAIR INC.	COM	74005P104	23,895,000	214,224.00 X					105,846	0	108,378
QUALCOMM INC.	COM	747525103	14,590,000	217,953.00 X					108,261	0	109,692
RICHARDS PACKAGING INCOM	COM	763102100	187,000	20,500.00 X					0	0	20,500
SANTARUS INC	COM	802817304	347,000	20,000.00 X					20,000	0	0
SENESCO TECH INC. NEW	COM	817208408	2,000	20,000.00 X					20,000	0	0
SHERWIN-WILLIAMS	COM	824348106	305,000	1,800.00 X					1,800	0	0
SIRIUS XM RADIO INC.	COM	82967N108	62,000	20,000.00 X					20,000	0	0
TECH SOLUTIONS CO.	COM	87872T207	1,000	12,625.00 X					0	0	12,625
U.S. BANCORP DEL NEW	COM	902973304	615,000	18,101.00 X					18,101	0	0
VISA INC.	COM	92826C839	40,831,000	240,405.00 X					116,439	0	123,967
REPORT SUMMARY			415,356,000

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